Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Operating revenues
Time charter revenues	$ 6,067	$ 5,788	$ 15,503	$ 12,257
Voyage charter revenues	8,604	1,872	11,262	1,872
Other Operating Income	5,922	0	13,933	0
Total operating revenues	20,593	7,660	40,698	14,129
Operating expenses
Voyage expenses and commission	5,643	1,519	7,242	1,652
Ship operating expenses	3,315	1,859	6,357	3,832
Administrative expenses	1,095	1,345	2,479	2,415
Depreciation	3,745	2,750	6,392	5,494
Total operating expenses	13,798	7,473	22,470	13,393
Net operating income	6,795	187	18,228	736
Other income (expenses)
Interest income	5	9	10	29
Interest expense	(191)	(708)	(755)	(1,553)
Other financial items	(141)	(116)	(255)	(266)
Net other expenses	(327)	(815)	(1,000)	(1,790)
Net (loss) income from continuing operations	6,468	(628)	17,228	(1,054)
Net loss from discontinued operations	(186)	(356)	(228)	(6,868)
Net (loss) income	$ 6,282	$ (984)	$ 17,000	$ (7,922)
Income (Loss) from Continuing Operations, Per Basic and Diluted Share	$ 0.14	$ (0.03)	$ 0.46	$ (0.04)
Per share information:
(Loss) earnings per share from discontinued operations: basic	$ (0.01)	$ (0.01)	$ (0.01)	$ (0.28)
(Loss) earnings per share: basic	$ 0.13	$ (0.04)	$ 0.45	$ (0.32)
Dividends payable per share	$ 0.20	$ 0.175	$ 0.375	$ 0.85